Assets Held for Sale - Narrative (Details) - Held-for-Sale - Aitken Creek - CAD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage sold	93.80%
Proceeds on disposition	$ 400
Earnings before tax, excluding the gain on disposition		$ 3	$ 14	$ 18	$ 7